                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

               Issued by Nationwide Life Insurance Company through
                       its Nationwide Variable Account-9

                   The date of this prospectus is May 1, 1999.
--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

         o        American Century VP Income & Growth
         o        American Century VP International
         o        American Century VP Value

DREYFUS

         o        The Dreyfus Socially Responsible Growth Fund, Inc.
         o        Dreyfus Stock Index Fund, Inc.
         o        Dreyfus Variable Investment Fund - Capital Appreciation
                  Portfolio

FEDERATED INSURANCE SERIES

         o        Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

         o        VIP Equity-Income Portfolio: Service Class
         o        VIP Growth Portfolio: Service Class
         o        VIP High Income Portfolio: Service Class*
         o        VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

         o        VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III

         o        VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY

         o Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
         o Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

         o        Capital Appreciation Fund
         o        Government Bond Fund
         o        Money Market Fund
         o        Total Return Fund
         o Nationwide Balanced Fund (subadviser: Salomon Brothers Asset Management, Inc.)
         o Nationwide Equity Income Fund (subadviser: Federated Investment Counseling)
         o Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
         o Nationwide High Income Bond Fund (subadviser: Federated Investment Counseling)
         o Nationwide Multi Sector Bond Fund (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
         o Nationwide Select Advisers Mid Cap Fund (subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates)
         o        Nationwide Select Advisers Small Cap Growth Fund (subadvisers:
                  Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
         o        Nationwide Small Cap Value Fund (subadviser: The Dreyfus
                  Corporation)
         o Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)
         o Nationwide Strategic Growth Fund (subadviser: Strong Capital Management Inc.)

         o Nationwide Strategic Value Fund (subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

         o        AMT Guardian Portfolio
         o        AMT Mid-Cap Growth Portfolio
         o        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

         o Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
         o Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth Fund")
         o Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")

VAN ECK WORLDWIDE INSURANCE TRUST

         o        Worldwide Emerging Markets Fund
         o        Worldwide Hard Assets Fund

WARBURG PINCUS TRUST

         o        Growth & Income Portfolio
         o        International Equity Portfolio
         o        Post-Venture Capital Portfolio

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 49.

For general information or to obtain FREE copies of the:

         o        Statement of Additional Information;
         o        prospectus for any underlying mutual fund;
         o        prospectus for the Guaranteed Term Options; and
         o        required Nationwide forms,

call:           1-800-325-6434
          TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182437
       COLUMBUS, OHIO 43218-2437

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY IS NOT:
o  A BANK DEPOSIT                                o  FEDERALLY INSURED
o  ENDORSED BY A BANK OR GOVERNMENT AGENCY       o  AVAILABLE IN EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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



GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.


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

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..................................................3

SUMMARY OF STANDARD CONTRACT EXPENSES......................................6

ADDITIONAL CONTRACT OPTIONS................................................7

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.....................................8

EXAMPLE...................................................................10

SYNOPSIS OF THE CONTRACTS.................................................12

FINANCIAL STATEMENTS......................................................13

CONDENSED FINANCIAL INFORMATION...........................................13

NATIONWIDE LIFE INSURANCE COMPANY.........................................13

NATIONWIDE ADVISORY SERVICES, INC.........................................14

INVESTING IN THE CONTRACT.................................................14
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...........................................17
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS........................18
     CDSC Options and Charges
     Death Benefit Options

CONTRACT OWNERSHIP........................................................20
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.................................................21
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE...........................................................25

SURRENDER (REDEMPTION)....................................................25
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or a
       Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE............................................................27
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT................................................................28

CONTRACT OWNER SERVICES...................................................28
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.................................................30

ANNUITIZING THE CONTRACT..................................................30
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS............................................................32
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS....................................................34
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities

     Required Distributions for IRAs and SEP IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS................................................37
     Federal Income Taxes
     IRAs, SEP IRAs and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS....................................................42

YEAR 2000 COMPLIANCE ISSUES...............................................43

LEGAL PROCEEDINGS.........................................................44

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...........................45

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..................49

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS........................50

APPENDIX B: CONDENSED FINANCIAL INFORMATION...............................60

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

         o        the contract owner meets an available exception, or

         o a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of purchase payments surrendered).........7%(1)

Range of CDSC over time:

Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage

               0                           7%

               1                           7%

               2                           6%

               3                           5%

               4                           4%

               5                           3%

               6                           2%

               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)       10% of all purchase payments made to the contract; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan.

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.............................$15(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)

Mortality and Expense Risk Charges....................................1.10%
     Total Variable Account Charges...................................1.10%(4)

LOAN PROCESSING FEE
(per loan transaction).................................................$25(5)

(2) The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary. This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(4) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

(5) Nationwide charges a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").




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

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners. These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

CDSC OPTION FOR ROTH IRAs

For an additional 0.15% of the daily net assets of the variable account, a Roth IRA applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option ...........................................0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option)..............................1.25%

Range of Five-Year CDSC over time:

Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage

               0                          7%

               1                          7%

               2                          6%

               3                          4%

               4                          2%

               5                          0%

CDSC WAIVER OPTIONS

   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   For an additional 0.10% of the daily net assets of the Variable Account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver .....................................0.10%
       Total Variable Account Charges (including Additional
          Withdrawal Without Charge and
          Disability Waiver) ..........................................1.20%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver.....................................0.05%
       Total Variable Account Charges (including 10 Year and Disability
       Waiver) ........................................................1.15%

     Hardship Waiver...................................................0.15%
       Total Variable Account Charges (including Hardship Waiver)......1.25%

OPTIONAL DEATH BENEFITS

An applicant may choose one of two optional death benefits instead of the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

   Optional One-Year Step Up Death Benefit.............................0.05%
     Total Variable Account Charges
     (including One Year Step Up Death Benefit)........................1.15%

   Optional 5% Enhanced Death Benefit..................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death Benefit).............................1.20%



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


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

                                                              Management    Other        12b-1     Total Mutual
                                                                Fees       Expenses       Fees     Fund Expenses

American Century Variable Portfolios, Inc. - American           0.70%        0.00%        0.00%        0.70%
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American           1.47%        0.00%        0.00%        1.47%
Century VP International

American Century Variable Portfolios, Inc. - American           1.00%        0.00%        0.00%        1.00%
Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.              0.75%        0.05%        0.00%        0.80%

Dreyfus Stock Index Fund, Inc.                                  0.25%        0.01%        0.00%        0.26%

Dreyfus Variable Investment Fund - Capital                      0.75%        0.05%        0.00%        0.80%
Appreciation Portfolio

Federated Insurance Series - Federated Quality Bond             0.23%        0.47%        0.00%        0.70%
Fund II

Fidelity VIP Equity-Income Portfolio: Service Class,            0.49%        0.08%        0.10%        0.67%

Fidelity VIP Growth Portfolio: Service Class                    0.59%        0.06%        0.10%        0.75%

Fidelity VIP  High Income Portfolio: Service Class              0.58%        0.14%        0.10%        0.82%

Fidelity VIP Overseas Portfolio: Service Class                  0.74%        0.13%        0.10%        0.97%

Fidelity VIP II Contrafund Portfolio: Service Class             0.59%        0.06%        0.10%        0.75%

Fidelity VIP III Growth Opportunities Portfolio:                0.59%        0.10%        0.10%        0.79%
Service Class

Morgan Stanley Dean Witter Universal Funds, Inc. -              0.27%        1.25%        0.00%        1.52%
Emerging Markets Debt Portfolio

NSAT Capital Appreciation Fund                                  0.60%        0.07%        0.00%        0.67%

NSAT Government Bond Fund                                       0.50%        0.07%        0.00%        0.57%

NSAT Money Market Fund                                          0.40%        0.06%        0.00%        0.46%

NSAT Total Return Fund                                          0.59%        0.06%        0.00%        0.65%

NSAT Nationwide Balanced Fund                                   0.75%        0.15%        0.00%        0.90%

NSAT Nationwide Equity Income Fund                              0.80%        0.15%        0.00%        0.95%

NSAT Nationwide Global Equity Fund                              1.00%        0.20%        0.00%        1.20%

NSAT Nationwide High Income Bond Fund                           0.80%        0.15%        0.00%        0.95%

NSAT Nationwide Multi-Sector Bond Fund                          0.75%        0.15%        0.00%        0.90%

NSAT Nationwide Select Advisers Mid Cap Fund                    1.05%        0.15%        0.00%        1.20%

NSAT Nationwide Select Advisers Small Cap Growth Fund           1.10%        0.20%        0.00%        1.30%

NSAT Nationwide Small Cap Value Fund                            0.90%        0.15%        0.00%        1.05%

NSAT Nationwide Small Company Fund                              1.00%        0.07%        0.00%        1.07%

NSAT Nationwide Strategic Growth Fund                           0.90%        0.10%        0.00%        1.00%

NSAT Nationwide Strategic Value Fund                            0.90%        0.10%        0.00%        1.00%

Neuberger Berman AMT Guardian Portfolio                         0.85%        0.15%        0.00%        1.00%

Neuberger Berman AMT Mid-Cap Growth Portfolio                   0.85%        0.15%        0.00%        1.00%

Neuberger Berman AMT Partners Portfolio                         0.78%        0.06%        0.00%        0.84%

Oppenheimer Variable Account Funds - Oppenheimer                0.69%        0.02%        0.00%        0.71%
Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                0.72%        0.03%        0.00%        0.75%
Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main           0.74%        0.05%        0.00%        0.79%
Street Growth & Income Fund/VA

                                                              Management     Other        12b-      Total Mutual
                                                                 Fees       Expenses      Fees      Fund Expenses

Van Eck Worldwide Insurance Trust - Worldwide Emerging           1.00%        0.50%        0.00%        1.50%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard               1.00%        0.16%        0.00%        1.16%
Assets Fund

Van Kampen Life Investment Trust - Morgan Stanley Real           1.20%        0.00%        0.00%        1.20%
Estate Securities Portfolio

Warburg Pincus Trust - Growth & Income Portfolio                 0.51%        0.49%        0.00%        1.00%

Warburg Pincus Trust - International Equity Portfolio            1.00%        0.33%        0.00%        1.33%

Warburg Pincus Trust - Post-Venture Capital Portfolio            1.08%        0.32%        0.00%        1.40%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                        Management     Other                       Total Underlying
                                                           Fees       Expenses    12b-1 Fees      Mutual Fund Expenses

Fidelity VIP Equity-Income Portfolio: Service              0.49%        0.09%        0.10%             0.68%
Class

Fidelity VIP Growth Portfolio: Service Class               0.59%        0.11%        0.10%             0.80%

Fidelity VIP Overseas Portfolio: Service Class             0.74%        0.17%        0.10%             1.01%

Fidelity VIP II Contrafund Portfolio: Service              0.59%        0.11%        0.10%             0.80%
Class

Fidelity VIP III Growth Opportunities Portfolio:           0.59%        0.11%        0.10%             0.80%
Service Class

Morgan Stanley Dean Witter Universal Funds, Inc.           0.80%        1.25%        0.00%             2.05%
- Emerging Markets Debt Portfolio

NSAT Nationwide Balanced Fund                              0.75%        0.21%        0.00%             0.96%

NSAT Nationwide Equity Income Fund                         0.80%        0.35%        0.00%             1.15%

NSAT Nationwide Global Equity Fund                         1.00%        0.46%        0.00%             1.46%

NSAT Nationwide High Income Bond Fund                      0.80%        0.32%        0.00%             1.12%

NSAT Nationwide Multi-Sector Bond Fund                     0.75%        0.21%        0.00%             0.96%

NSAT Nationwide Select Advisers Mid Cap Fund               1.05%        0.49%        0.00%             1.54%

NSAT Nationwide Select Advisers Small Cap Growth           1.10%        0.58%        0.00%             1.68%
Fund

NSAT Nationwide Small Cap Value Fund                       0.90%        0.43%        0.00%             1.33%

NSAT Nationwide Strategic Growth Fund                      0.90%        0.65%        0.00%             1.55%

NSAT Nationwide Strategic Value Fund                       0.90%        0.33%        0.00%             1.23%

Van Eck Worldwide Insurance Trust - Worldwide              1.00%        0.61%        0.00%             1.61%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide              1.00%        0.20%        0.00%             1.20%
Hard Assets Fund

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.50%). These variable account charges include:

         o   the Additional Withdrawal Without Charge and Disability Waiver;

         o   the 10 Year and Disability Waiver;

         o   the Hardship Waiver; and

         o   the Optional 5% Enhanced Death Benefit.

The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

For those contracts that do not elect the maximum number of options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The maximum amount that could be assessed to a Non-Qualified Contract or Individual Retirement Annuity is 1.30% of the daily net assets of the variable account. For a contract issued as a Roth IRA, the maximum amount that could be assessed is 1.45% of the daily net assets of the variable account.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                                  If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable     contract at the end of the    at the end of the applicable
                                           time period               applicable time period               time period

                                   1 Yr.  3 Yrs. 5 Yrs.   10 Yrs.  1 Yr. 3 Yrs.   5 Yrs. 10 Yrs. 1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

American Century Variable           98     166     227     394      38     115     193     394     *     115     193     394
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable          106     190     266     467      46     139     232     467     *     139     232     467
Portfolios, Inc. - American
Century VP International

American Century Variable          101     175     243     424      41     124     209     424     *     124     209     424
Portfolios, Inc. - American
Century VP Value

The Dreyfus Socially                99     169     232     404      39     118     198     404     *     118     198     404
Responsible Growth Fund, Inc.

Dreyfus Stock Index Fund, Inc.      93     152     205     350      33     101     171     350     *     101     171     350

Dreyfus Variable Investment         99     169     232     404      39     118     198     404     *     118     198     404
Fund - Capital Appreciation
Portfolio

Federated Insurance Series -        98     166     227     394      38     115     193     394     *     115     193     394
Federated Quality Bond Fund II

Fidelity VIP Equity-Income          97     165     226     391      38     114     192     391     *     114     192     391
Portfolio: Service Class

                                  If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable     contract at the end of the    at the end of the applicable
                                           time period                applicable time period              time period

                                   1 Yr.  3 Yrs. 5 Yrs.   10 Yrs.  1 Yr. 3 Yrs.   5 Yrs. 10 Yrs. 1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.


Fidelity VIP Growth                 98     168     230     399      39     117     196     399     *     117     196     399
Portfolio: Service Class

Fidelity VIP  High Income           99     170     233     406      39     119     199     406     *     119     199     406
Portfolio: Service Class

Fidelity VIP Overseas              100     175     241     421      41     124     207     421     *     124     207     421
Portfolio: Service Class

Fidelity VIP II Contrafund          98     168     230     399      39     117     196     399     *     117     196     399
Portfolio: Service Class

Fidelity VIP III Growth             99     169     232     403      39     118     198     403     *     118     198     403
Opportunities Portfolio:
Service Class

Morgan Stanley Dean Witter         106     191     269     472      47     140     235     472     *     140     235     472
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio

NSAT Capital Appreciation Fund      97     165     226     391      38     114     192     391     *     114     192     391

NSAT Government Bond Fund           96     162     221     381      37     111     187     381     *     111     187     381

NSAT Money Market Fund              95     159     215     370      36     108     181     370     *     108     181     370

NSAT Total Return Fund              97     165     225     389      38     114     191     389     *     114     191     389

NSAT Nationwide Balanced Fund      100     172     238     414      40     121     204     414     *     121     204     414

NSAT Nationwide Equity Income      100     174     240     419      41     123     206     419     *     123     206     419
Fund

NSAT Nationwide Global Equity      103     182     253     442      43     131     219     442     *     131     219     442
Fund

NSAT Nationwide High Income        100     174     240     419      41     123     206     419     *     123     206     419
Bond Fund

NSAT Nationwide Multi-Sector       100     172     238     414      40     121     204     414     *     121     204     414
Bond Fund

NSAT Nationwide Select             103     182     253     442      43     131     219     442     *     131     219     442
Advisers Mid-Cap Fund

NSAT Nationwide Select             101     175     243     452      44     134     224     452     *     134     224     452
Advisers Small Cap Growth Fund

NSAT Nationwide Small Cap          101     177     245     428      42     126     211     428     *     126     211     428
Value Fund

NSAT Nationwide Small Company      101     178     246     430      42     127     212     430     *     127     212     430
Fund

NSAT Nationwide Strategic          101     175     243     424      41     124     209     424     *     124     209     424
Growth Fund

NSAT Nationwide Strategic          101     175     243     424      41     124     209     424     *     124     209     424
Value Fund

Neuberger Berman AMT-              101     175     243     424      41     124     209     424     *     124     209     424
Guardian Portfolio

Neuberger Berman AMT- Mid-Cap      101     175     243     424      41     124     209     424     *     124     209     424
Growth Portfolio

Neuberger Berman AMT-               99     170     234     408      40     119     200     408     *     119     200     408
Partners Portfolio

                                  If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                   at the end of the applicable     contract at the end of the    at the end of the applicable
                                           time period               applicable time period               time period

                                   1 Yr.  3 Yrs. 5 Yrs.   10 Yrs.  1 Yr. 3 Yrs.   5 Yrs. 10 Yrs. 1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.


Oppenheimer Variable Account        98     166     228     395      38     115     194     395     *     115     194     395
Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable Account        98     168     230     399      39     117     196     399     *     117     196     399
Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account        99     169     232     403      39     118     198     403     *     118     198     403
Funds - Oppenheimer Main
Street Growth & Income Fund/VA

Van Eck Worldwide Insurance        106     191     268     470      47     140     234     470     *     140     234     470
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance        102     180     251     439      43     129     217     439     *     129     217     439
Trust - Worldwide Hard Assets
Fund

Van Kampen Life Investment         103     182     253     442      43     131     219     442     *     131     219     442
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus Trust - Growth      101     175     243     424      41     124     209     424     *     124     209     424
& Income Portfolio

Warburg Pincus Trust -             104     186     259     455      45     135     225     455     *     135     225     455
International Equity Portfolio

Warburg Pincus Trust -             105     188     263     461      45     137     229     461     *     137     229     461
Post-Venture Capital Portfolio


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

         o        Non-Qualified
         o        Individual Retirement Annuities
         o        Roth IRAs
         o        SEP IRAs
         o        Simple IRAs
         o        Tax Sheltered Annuities and
         o        Charitable Remainder Trusts.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                      MINIMUM INITIAL       MINIMUM
     CONTRACT           PURCHASE          SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS

Non-Qualified             $1,000              $0

IRA                       $1,000              $0

Roth IRA                  $1,000              $0

SEP IRA                   $1,000              $0

Simple IRA                $1,000              $0

Tax Sheltered               $0                $25
Annuity

Charitable                  $0                $0
Remainder Trust

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.10% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary. This charge will be waived if the contract value is $25,000 or more on that contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

          OPTION               CONTRACT      CHARGE
                                 TYPE

Five Year CDSC Option        Roth IRAs     0.15%

Additional Withdrawal        all           0.10%
Without Charge and
Disability Waiver

10 Year and Disability       Tax           0.05%
Waiver                       Sheltered
                             Annuities

Hardship Waiver              Tax           0.15%
                             Sheltered
                             Annuities

Two optional death benefits are available under the contract. If the contract owner elects one of these options, Nationwide will deduct either 0.05% for the One-Year Step Up Death Benefit, or 0.10% for the 5% Enhanced Death Benefit.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza,

Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on May 22, 1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs, Tax Sheltered Annuities, and Charitable Remainder Trusts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

         1) shares of a current underlying mutual fund are no longer available for investment; or

         2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

         o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

         o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

         o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

         o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge for that year.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.10% of the daily net assets of the variable account.

The mortality risk charges (0.80%) compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges (0.45%) compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

 Number of Years from Date               CDSC
    of Purchase Payment               Percentage

             0                            7%

             1                            7%

             2                            6%

             3                            5%

             4                            4%

             5                            3%

             6                            2%

             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

         (a)      10% of all purchase payments; or

         (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

         (1) upon the annuitization of contracts which have been in force for at least two years;

         (2)      upon payment of a death benefit; or

         (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

         (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

         (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

         (1)      the time the contract is surrendered;

         (2)      annuitization; or

         (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

CDSC OPTIONS AND CHARGES

Five Year CDSC Option for Roth IRAs

For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Roth IRA may choose the Five-Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option for Roth IRAs applies as follows:

       Number of Years from Date of          CDSC
             Purchase Payment             Percentage

                     0                        7%

                     1                        7%

                     2                        6%

                     3                        4%

                     4                        2%

                     5                        0%

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

         1) the contract owner has been the owner of the contract for 10 years; and

         2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         1)       the contract value;

         2) the total of all purchase payments, less an adjustment for amounts surrendered; or

         3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

         (1)      the contract value; or

         (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

         o        The third contract anniversary has passed; and

         o The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

         o The contract owner has been diagnosed by a physician to have a terminal illness; and

         o Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

         o        on a Nationwide form;

         o        signed by the contract owner; and

         o received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

         o        Joint owners can only be named for Non-Qualified Contracts;

         o Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

         o The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

         o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

         o An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                            MINIMUM
     CONTRACT        MINIMUM INITIAL      SUBSEQUENT
       TYPE          PURCHASE PAYMENT      PAYMENTS

Non-Qualified             $1,000              $0

IRA                       $1,000              $0

Roth IRA                  $1,000              $0

SEP IRA                   $1,000              $0

Simple IRA                $1,000              $0

Tax Sheltered               $0                $25
Annuity

Charitable                  $0                $0
Remainder Trust

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o  New Year's Day                        o  Independence Day
o  Martin Luther King, Jr. Day           o  Labor Day
o  Presidents' Day                       o  Thanksgiving
o  Good Friday                           o  Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

         (1)      trading on the New York Stock Exchange is restricted;

         (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

         (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

         1) the value of amounts allocated to the sub-accounts of the variable account;

         2)       amounts allocated to the fixed account; and

         3)       amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where: (a)

         (a)      is:

                  (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

                  (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

         (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

         (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 1.10% to 1.50% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

         1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

         2)       adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

         1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

         2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

         3)       subtracting charges deducted in accordance with the contract.

TRANSFERS

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

         o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

         o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

         a)       the amount requested; or

         b) the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, Contract Maintenance Charge, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

         o        the participant dies;

         o        the participant retires;

         o        the participant terminates employment due to total disability;
                  or

         o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

         A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

                  1. when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

                  2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

         B. The surrender limitations described in Section A also apply to:

                  1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

                  2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

                  3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

         C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED

NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)



ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

         o        the contract is surrendered;

         o        the contract owner/annuitant dies;

         o the contract owner who is not the annuitant dies prior to annuitization; or

         o        annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

SEP IRAs, Simple IRAs, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Federated Insurance Series - Federated Quality Bond Fund, II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

         1) 10% of all purchase payments made to the contract as of the withdrawal date;

         2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

         3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE

         Under age 59-1/2                 5%

     Age 59-1/2through age 61             7%

     Age 62 through age 64                8%

     Age 65 through age 74               10%

        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

         (1)      an annuity payment option; and

         (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

         1) deducting applicable premium taxes from the total contract value; then

         2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

         1) deducting applicable premium taxes from the total contract value; then

         2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing.

Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

         o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

         o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

         (1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

         (2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

         (3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

                  The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

         (1)      in a lump sum;

         (2)      as an annuity; or

         (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

         (1)      proper proof of the annuitant's death;

         (2)      an election specifying the distribution method; and

         (3)      any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         1)       the contract value;

         2) the total of all purchase payments, less an adjustment for amounts surrendered; or

         3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

         1)       the contract value;

         2) the total of all purchase payments, less an adjustment for amounts surrendered; or

         3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.


The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

         1)       the contract value; or

         2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

         1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

         2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

                  a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

                  b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

         a) the death of the annuitant will be treated as the death of a contract owner;

         b) any change of annuitant will be treated as the death of a contract owner; and

         c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

         a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

         b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

         a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

         b)       the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or, if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

         a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

         b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAs AND SEP IRAs

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

         a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

         b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

         a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

                  1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

                  2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

         b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAs

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

         a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

                  1) treat the contract as a Roth IRA established for his or her benefit; or

                  2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70-1/2; or

         b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities and Individual Retirement Accounts; (2) Roth IRAs; (3) SEP IRAs; (4) Simple IRAs; (5) Tax Sheltered Annuities; and (6) Non-Qualified Contracts. Each type of annuity is discussed below.

IRAs, SEP IRAs, and Individual Retirement Accounts

Distributions from IRAs, SEP IRAs, and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the IRA, SEP IRA, or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:

         o        the amount of nondeductible purchase payments;

         o        the amount of any distributions;

         o the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

         o        the total balance in all IRAs.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

         (i) it is made on or after the date on which the contract owner attains age 59-1/2;

         (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

         (iii)    it is attributable to the contract owner's disability; or


         (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered.
Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the unrecovered investment in the contract on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution:

         1)       is the result of a contract owner's death;

         2)       is the result of a contract owner's disability;

         3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner);

         4)       is for the purchase of an immediate annuity; and

         5)       is allocable to an investment in the contract before August
                  14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death.

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

         a) acquired by the estate of a decedent by reason of the death of the decedent;

         b) issued in connection with certain qualified retirement plans and individual retirement plans;

         c)       used in connection with certain structured settlements;

         d) purchased by an employer upon the termination of certain qualified retirement plans; or

         e)       an immediate annuity.

IRAs, SEP IRAs, AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from IRAs, SEP IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into an IRA or SEP IRA. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA, or SEP IRA. Distributions that may NOT be rolled over are those that are:

         a) one of a series of substantially equal annual (or more frequent) payments made:

                  1) over the life (or life expectancy) of the contract owner;

                  2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary; or

                  3)       for a specified period of ten years or more; or

         b)       a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

IRAs and SEP IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the IRA or SEP IRA does not qualify for the desired tax treatment.

ROTH IRAs

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement

Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required), or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

         1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

         2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

         1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

         2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

         o        a transfer of the contract from one contract owner to another;
                  or

         o        a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

         a) an individual who is two or more generations younger than the contract owner; or

         b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

         o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

         o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

         o        the failure to diversify was accidental;

         o        the failure is corrected; and

         o        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

         o        statements showing the contract's quarterly activity;

         o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

         o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Nationwide Advisory Services, Inc., is not a party to any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

         o        precious metals;
         o        real estate;
         o        stocks and bonds;
         o        closed-end funds;
         o        bank money market deposit accounts and passbook savings;
         o        CDs; and
         o        the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

         o        S&P 500;
         o        Shearson/Lehman Intermediate Government/Corporate Bond Index;
         o        Shearson/Lehman Long-Term Government/Corporate Bond Index;
         o        Donoghue Money Fund Average;
         o        U.S. Treasury Note Index;
         o        Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and
         o        Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

         o        Lipper Analytical Services, Inc.;
         o        CDA/Wiesenberger;
         o        Morningstar;
         o        Donoghue's;
         o        magazines such as:
                  -- Money;
                  -- Forbes;
                  -- Kiplinger's Personal Finance Magazine;
                  -- Financial World;
                  -- Consumer Reports;
                  -- Business Week;
                  -- Time;
                  -- Newsweek;
                  -- National Underwriter; and
                  -- News and World Report;

         o        LIMRA;

         o        Value;
         o        Best's Agent Guide;
         o        Western Annuity Guide;
         o        Comparative Annuity Reports;
         o        Wall Street Journal;
         o        Barron's;
         o        Investor's Daily;
         o        Standard & Poor's Outlook; and
         o        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts if all available options were chosen (1.50%), except for the loan processing fee and premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account

      American Century Variable Portfolios, Inc. - American      17.51%           N/A            17.59%        11/03/97
      Century VP Income & Growth

      American Century Variable Portfolios, Inc. - American       9.53%           N/A             7.47%        11/03/97
      Century VP International

      American Century Variable Portfolios, Inc. - American      -4.21%           N/A            -2.41%        11/03/97
      Century VP Value

      The Dreyfus Socially Responsible Growth Fund, Inc.         19.99%           N/A            17.17%        11/03/97

      Dreyfus Stock Index Fund, Inc.                             18.84%           N/A            18.04%        11/03/97

      Dreyfus Variable Investment Fund - Capital                 20.82%           N/A            18.72%        11/03/97
      Appreciation Portfolio

      Fidelity VIP Equity-Income Portfolio: Service Class         2.42%           N/A             3.78%        11/03/97

      Fidelity VIP Growth Portfolio: Service Class               29.84%           N/A            23.83%        11/03/97

      Fidelity VIP  High Income Portfolio: Service Class        -12.79%           N/A           -11.40%        11/03/97

      Fidelity VIP Overseas Portfolio: Service Class              3.50%           N/A             0.56%        11/03/97

      Fidelity VIP II Contrafund Portfolio: Service Class        20.54%           N/A            15.30%        11/03/97

      Fidelity VIP III Growth Opportunities Portfolio:           15.19%           N/A            15.49%        11/03/97
      Service Class

      Morgan Stanley Dean Witter Universal Funds, Inc. -        -34.74%           N/A           -29.23%        11/03/97
      Emerging Markets Debt Portfolio

      NSAT Capital Appreciation Fund                             20.57%           N/A            19.96%        11/03/97

      NSAT Government Bond Fund                                  -0.18%           N/A            -0.30%        11/03/97

      NSAT Money Market Fund                                     -3.74%           N/A            -3.97%        10/31/97

      NSAT Total Return Fund                                      8.85%           N/A             8.43%        11/03/97

      NSAT Nationwide Balanced Fund                              -1.00%           N/A            -1.13%        11/03/97

      NSAT Nationwide Equity Income Fund                          5.96%           N/A             5.15%        11/03/97

      NSAT Nationwide Global Equity Fund                          9.90%           N/A             7.93%        11/03/97

      NSAT Nationwide High Income Bond Fund                      -3.24%           N/A            -2.32%        11/03/97

      NSAT Nationwide Multi-Sector Bond Fund                     -6.36%           N/A            -6.09%        11/03/97

      NSAT Nationwide Select Advisers Mid Cap Fund                1.70%           N/A            -0.51%        11/03/97

      NSAT Nationwide Small Cap Value Fund                      -11.55%           N/A           -12.67%        11/03/97

      NSAT Nationwide Small Company Fund                         -7.82%           N/A           -11.21%        11/03/97

      NSAT Nationwide Strategic Growth Fund                       5.43%           N/A             5.10%        11/03/97

      NSAT Nationwide Strategic Value Fund                       -8.38%           N/A            -7.37%        11/03/97

      Neuberger Berman AMT Guardian Portfolio                    22.24%           N/A            22.69%        11/03/97

      Neuberger Berman AMT Mid-Cap Growth Portfolio              29.75%           N/A            42.66%        11/03/97

      Neuberger Berman AMT Partners Portfolio                    -4.80%           N/A            -4.40%        11/03/97

      Oppenheimer Variable Account Funds - Oppenheimer            3.22%           N/A            -3.20%        11/03/97
      Aggressive Growth Fund/VA

      Oppenheimer Variable Account Funds - Oppenheimer           14.69%           N/A             9.13%        11/03/97
      Capital Appreciation Fund/VA

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account

      Oppenheimer Variable Account Funds - Oppenheimer Main      -4.32%           N/A            -2.84%        11/03/97
      Street Growth & Income Fund/VA

      Van Eck Worldwide Insurance Trust - Worldwide             -40.01%           N/A           -43.25%        11/03/97
      Emerging Markets Fund

      Van Eck Worldwide Insurance Trust - Worldwide Hard        -37.11%           N/A           -39.91%        11/03/97
      Assets Fund

      Van Kampen Life Investment Trust - Morgan Stanley         -19.39%           N/A           -15.69%        11/03/97
      Real Estate Securities Portfolio

      Warburg Pincus Trust - Growth & Income Portfolio            3.00%           N/A             4.62%        11/03/97

      Warburg Pincus Trust - International Equity Portfolio      -3.68%           N/A            -9.25%        11/03/97

      Warburg Pincus Trust - Post-Venture Capital Portfolio      -2.54%           N/A            -4.98%        11/03/97


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective

      American Century Variable Portfolios, Inc. - American      24.81%          N/A            28.75%         10/30/97
      Century VP Income & Growth

      American Century Variable Portfolios, Inc. - American      16.83%          N/A            10.62%         05/02/94
      Century VP International

      American Century Variable Portfolios, Inc. - American       3.09%          N/A            14.21%         05/01/96
      Century VP Value

      The Dreyfus Socially Responsible Growth Fund, Inc.         27.29%         20.48%          21.14%         10/06/93

      Dreyfus Stock Index Fund, Inc.                             26.14%         21.61%          15.38%         09/29/89

      Dreyfus Variable Investment Fund - Capital                 28.12%         21.62%          19.81%         04/05/93
      Appreciation Portfolio

      Fidelity VIP Equity-Income Portfolio: Service Class         9.72%         16.85%          12.69%         10/09/86

      Fidelity VIP Growth Portfolio: Service Class               37.14%         19.77%          15.59%         10/09/86

      Fidelity VIP  High Income Portfolio: Service Class         -6.01%          7.00%           9.46%         09/19/85

      Fidelity VIP Overseas Portfolio: Service Class             10.80%          7.90%           6.96%         01/28/87

      Fidelity VIP II Contrafund Portfolio: Service Class        27.84%          N/A            26.70%         01/03/95

      Fidelity VIP III Growth Opportunities Portfolio:           22.49%          N/A            24.36%         01/03/95
      Service Class

      Morgan Stanley Dean Witter Universal Funds, Inc. -        -29.61%          N/A           -20.28%         01/16/97
      Emerging Markets Debt Portfolio

      NSAT Capital Appreciation Fund                             27.87%         21.13%          17.56%         04/15/92

      NSAT Government Bond Fund                                   7.12%          5.52%           7.71%         11/08/82

      NSAT Money Market Fund                                      3.56%          3.34%           5.36%         11/30/81

      NSAT Total Return Fund                                     16.15%         17.52%          14.61%         11/08/82

      NSAT Nationwide Balanced Fund                               6.30%          N/A             6.59%         10/31/97

      NSAT Nationwide Equity Income Fund                         13.26%          N/A            12.84%         10/31/97

      NSAT Nationwide Global Equity Fund                         17.20%          N/A            15.61%         10/31/97

                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective

      NSAT Nationwide High Income Bond Fund                       4.06%          N/A             5.39%         10/31/97

      NSAT Nationwide Multi-Sector Bond Fund                      0.91%          N/A             1.59%         10/31/97

      NSAT Nationwide Select Advisers Mid Cap Fund                9.00%          N/A             7.23%         10/31/97

      NSAT Nationwide Small Cap Value Fund                       -4.67%          N/A            -5.42%         10/31/97

      NSAT Nationwide Small Company Fund                         -0.66%          N/A            15.58%         10/23/95

      NSAT Nationwide Strategic Growth Fund                      12.73%          N/A            12.78%         10/31/97

      NSAT Nationwide Strategic Value Fund                       -1.27%          N/A             0.21%         10/31/97

      Neuberger Berman AMT Guardian Portfolio                    29.54%          N/A            30.50%         11/03/97

      Neuberger Berman AMT Mid-Cap Growth Portfolio              37.05%          N/A            50.39%         11/03/97

      Neuberger Berman AMT Partners Portfolio                     2.50%          N/A            17.93%         03/22/94

      Oppenheimer Variable Account Funds - Oppenheimer           10.52%         11.25%          13.36%         08/15/86
      Aggressive Growth Fund/VA

      Oppenheimer Variable Account Funds - Oppenheimer           21.99%         20.17%          14.32%         04/03/85
      Capital Appreciation Fund/VA

      Oppenheimer Variable Account Funds - Oppenheimer Main       2.98%          N/A            25.11%         07/05/95
      Street Growth & Income Fund/VA

      Van Eck Worldwide Insurance Trust - Worldwide             -35.27%          N/A           -11.17%         12/21/95
      Emerging Markets Fund

      Van Eck Worldwide Insurance Trust - Worldwide Hard        -32.16%         -4.87%           0.57%         09/01/89
      Assets Fund

      Van Kampen Life Investment Trust - Morgan Stanley         -13.10%          N/A            13.37%         07/03/95
      Real Estate Securities Portfolio

      Warburg Pincus Trust - Growth & Income Portfolio           10.30%          N/A            12.28%         10/31/87

      Warburg Pincus Trust - International Equity Portfolio       3.62%          N/A             4.13%         06/30/95

      Warburg Pincus Trust - Post-Venture Capital Portfolio       4.76%          N/A             5.94%         09/30/96

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the separate account on May 1, 1999. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                       PAGE
General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation

("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser: Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser: Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser: J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser: Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MULTI SECTOR BOND  FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS MID CAP FUND
       Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates
       Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser: The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investments are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser: Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     -WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals.
     Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                         NO ADDITIONAL CONTRACT OPTIONS
           (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           12.515499          25.15%               7,515         1998
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q

American Century                10.000000           12.515499          25.15%                 411         1998
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                10.000000           12.062037          20.62%                   0         1998
Variable Portfolios,
Inc. - American Century
VP International - Q

American Century                10.000000           12.062037          20.62%               1,791         1998
Variable Portfolios,
Inc. - American Century
VP International - NQ

American Century                10.000000           11.279817          12.80%                 360         1998
Variable Portfolios,
Inc. - American Century
VP Value - Q

American Century                10.000000           11.279817          12.80%                   0         1998
Variable Portfolios,
Inc. - American Century
VP Value - NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            10.000000           12.784895          27.85%              10,035         1998
Responsible Growth
Fund, Inc. - Q

The Dreyfus Socially            10.000000           12.784895          27.85%                 706         1998
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           12.464249          24.64%              29,563         1998
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           12.464249          24.64%               1,760         1998
Fund, Inc. - NQ

Dreyfus Variable                10.000000           12.389971          23.90%              19,433         1998
Investment Fund -
Capital Appreciation
Portfolio - Q

Dreyfus Variable                10.000000           12.389971          23.90%                 366         1998
Investment Fund -
Capital Appreciation
Portfolio - NQ

Fidelity VIP                    10.000000           11.809798          18.10%               8,946         1998
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000           11.809798          18.10%                 384         1998
Equity-Income
Portfolio: Service
Class - NQ

Fidelity VIP Growth             10.000000           12.914475          29.14%              17,524         1998
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           12.914475          29.14%                 382         1998
Portfolio: Service
Class - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP High               10.000000           10.530579           5.31%               7,652         1998
Income Portfolio:
Service Class - Q

Fidelity VIP High               10.000000           10.530579           5.31%                  71         1998
Income Portfolio:
Service Class - NQ

Fidelity VIP Overseas           10.000000           12.187321          21.87%                 171         1998
Portfolio: Service
Class - Q

Fidelity VIP Overseas           10.000000           12.187321          21.87%                   0         1998
Portfolio: Service
Class - NQ

Fidelity VIP II                 10.000000           12.797152          27.97%              12,351         1998
Contrafund Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           12.797152          27.97%                  54         1998
Contrafund Portfolio:
Service Class - NQ

Fidelity VIP III Growth         10.000000           12.309512          23.10%               3,636         1998
Opportunities
Portfolio: Service
Class - Q

Fidelity VIP III Growth         10.000000           12.309512          23.10%                 534         1998
Opportunities
Portfolio: Service
Class - NQ

Morgan Stanley Dean             10.000000           11.395495          13.95%                  18         1998
Witter Universal Funds,
Inc. - Emerging Markets
Debt Portfolio - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Morgan Stanley Dean             10.000000           11.395495          13.95%                   0         1998
Witter Universal Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ

NSAT Capital                    10.000000           12.439602          24.40%              12,023         1998
Appreciation Fund - Q

NSAT Capital                    10.000000           12.439602          24.40%               1,118         1998
Appreciation Fund - NQ

NSAT Government Bond            10.000000            9.853072          -1.47%               9,774         1998
Fund - Q

NSAT Government Bond            10.000000            9.853072          -1.47%                 345         1998
Fund - NQ

NSAT Money Market Fund          10.000000           10.095781           0.96%               9,288         1998
- Q*

NSAT Money Market Fund          10.000000           10.095781           0.96%                   0         1998
- NQ*

NSAT Total Return Fund          10.000000           11.993303          19.93%              24,285         1998
- Q

NSAT Total Return Fund          10.000000           11.993303          19.93%               1,477         1998
- NQ

NSAT Nationwide                 10.000000           10.677473           6.77%               2,359         1998
Balanced Fund - Q

NSAT Nationwide                 10.000000           10.677473           6.77%                   0         1998
Balanced Fund - NQ

NSAT Nationwide Equity          10.000000           11.846282          18.46%                  17         1998
Income Fund - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Equity          10.000000           11.846282          18.46%                   0         1998
Income Fund - NQ

NSAT Nationwide Global          10.000000           12.212250          22.12%                 586         1998
Equity Fund - Q

NSAT Nationwide Global          10.000000           12.212250          22.12%                  86         1998
Equity Fund - NQ

NSAT Nationwide High            10.000000           10.339812           3.40%                  85         1998
Income Bond Fund - Q

NSAT Nationwide High            10.000000           10.339812           3.40%                   0         1998
Income Bond Fund - NQ

NSAT Nationwide                 10.000000           10.245831           2.46%                 338         1998
Multi-Sector Bond Fund
- Q

NSAT Nationwide                 10.000000           10.245831           2.46%                   0         1998
Multi-Sector Bond Fund
- NQ

NSAT Nationwide Select          10.000000           12.253848          22.54%               1,248         1998
Advisers Mid Cap Fund - Q

NSAT Nationwide Select          10.000000           12.253848          22.54%                  36         1998
Advisers Mid Cap Fund -
NQ

NSAT Nationwide Small           10.000000           12.964349          29.64%               1,427         1998
Cap Value Fund - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Small           10.000000           12.964349          29.64%                   0         1998
Cap Value Fund - NQ

NSAT Nationwide Small           10.000000           12.123056          21.23%               1,394         1998
Company Fund - Q

NSAT Nationwide Small           10.000000           12.123056          21.23%                  89         1998
Company Fund - NQ

NSAT Nationwide                 10.000000           12.668723          26.69%                 896         1998
Strategic Growth Fund -
Q

NSAT Nationwide                 10.000000           12.668723          26.69%                   0         1998
Strategic Growth Fund -
NQ

NSAT Nationwide                 10.000000           13.028676          30.29%                 184         1998
Strategic Value Fund - Q

NSAT Nationwide                 10.000000           13.028676          30.29%                   0         1998
Strategic Value Fund -
NQ

Neuberger Berman AMT            10.000000           12.887023          28.87%               1,095         1998
Guardian Portfolio - Q

Neuberger Berman AMT            10.000000           12.887023          28.87%                   0         1998
Guardian Portfolio - NQ

Neuberger Berman AMT            10.000000           14.077949          40.78%                 318         1998
Mid-Cap Growth
Portfolio - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            10.000000           14.077949          40.78%                   0         1998
Mid-Cap Growth
Portfolio - NQ

Neuberger Berman AMT            10.000000           11.858021          18.58%               2,949         1998
Partners Portfolio - Q

Neuberger Berman AMT            10.000000           11.858021          18.58%                   0         1998
Partners Portfolio - NQ

Oppenheimer Variable            10.000000           13.191805          31.92%               1,583         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q

Oppenheimer Variable            10.000000           13.191805          31.92%                   0         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ

Oppenheimer Variable            10.000000           13.244991          32.45%                 591         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q

Oppenheimer Variable            10.000000           13.244991          32.45%                 199         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable            10.000000           12.340636          23.41%               4,829         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           12.340636          23.41%                 274         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ

Van Eck Worldwide               10.000000           12.634284          26.34%                  18         1998
Insurance Trust -
Worldwide Emerging
Markets Fund - Q

Van Eck Worldwide               10.000000           12.634284          26.34%                   0         1998
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ

Van Eck Worldwide               10.000000            9.918535          -0.81%                 489         1998
Insurance Trust -
Worldwide Hard Assets
Fund - Q

Van Eck Worldwide               10.000000            9.918535          -0.81%                   0         1998
Insurance Trust -
Worldwide Hard Assets
Fund - NQ

Van Kampen Life                 10.000000           10.411332           4.11%                 883         1998
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q

Van Kampen Life                 10.000000           10.411332           4.11%                   0         1998
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ

Warburg Pincus Trust -          10.000000           11.896081          18.96%                 252         1998
Growth & Income
Portfolio - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          10.000000           11.896081          18.96%                   0         1998
Growth & Income
Portfolio - NQ

Warburg Pincus Trust -          10.000000           11.551939          15.52%                   2         1998
International Equity
Portfolio - Q

Warburg Pincus Trust -          10.000000           11.551939          15.52%                   0         1998
International Equity
Portfolio - NQ

Warburg Pincus Trust -          10.000000           12.839012          28.39%                  61         1998
Post-Venture Capital
Portfolio - Q

Warburg Pincus Trust -          10.000000           12.839012          28.39%                   0         1998
Post-Venture Capital
Portfolio - NQ


* The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
  3.57%.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.

                           ADDITIONAL CONTRACT OPTIONS
           (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           12.513926          25.14%               1,887         1998
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q

American Century                10.000000           12.513926          25.14%               1,522         1998
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                10.000000           12.060517          20.61%               1,080         1998
Variable Portfolios,
Inc. - American Century
VP International - Q

American Century                10.000000           12.060517          20.61%                 698         1998
Variable Portfolios,
Inc. - American Century
VP International - NQ

American Century                10.000000           11.278389          12.78%                   9         1998
Variable Portfolios,
Inc. - American Century
VP Value - Q

American Century                10.000000           11.278389          12.78%                   0         1998
Variable Portfolios,
Inc. - American Century
VP Value - NQ

The Dreyfus Socially            10.000000           12.783289          27.83%               2,027         1998
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            10.000000           12.783289          27.83%                 662         1998
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           12.462691          24.63%               6,396         1998
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           12.462691          24.63%                 964         1998
Fund, Inc. - NQ

Dreyfus Variable                10.000000           12.388419          23.88%               2,784         1998
Investment Fund -
Capital Appreciation
Portfolio - Q

Dreyfus Variable                10.000000           12.388419          23.88%               1,343         1998
Investment Fund -
Capital Appreciation
Portfolio - NQ

Fidelity VIP                    10.000000           11.808307          18.08%               1,580         1998
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000           11.808307          18.08%                 324         1998
Equity-Income
Portfolio: Service
Class - NQ

Fidelity VIP Growth             10.000000           12.912859          29.13%                 667         1998
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           12.912859          29.13%                 670         1998
Portfolio: Service
Class - Q

Fidelity VIP High               10.000000           10.529250           5.29%                 852         1998
Income Portfolio:
Service Class - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP High               10.000000           10.529250           5.29%                 168         1998
Income Portfolio:
Service Class - NQ

Fidelity VIP Overseas           10.000000           12.185792          21.86%                 221         1998
Portfolio: Service
Class - Q

Fidelity VIP Overseas           10.000000           12.185792          21.86%                   0         1998
Portfolio: Service
Class - NQ

Fidelity VIP II                 10.000000           12.795546          27.96%               1,632         1998
Contrafund Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           12.795546          27.96%                 887         1998
Contrafund Portfolio:
Service Class - NQ

Fidelity VIP III Growth         10.000000           12.307964          23.08%                  52         1998
Opportunities
Portfolio: Service
Class - Q

Fidelity VIP III Growth         10.000000           12.307964          23.08%                   0         1998
Opportunities
Portfolio: Service
Class - NQ

NSAT Capital                    10.000000           12.438039          24.38%               2,994         1998
Appreciation Fund - Q

NSAT Capital                    10.000000           12.438039          24.38%                 573         1998
Appreciation Fund - NQ

NSAT Government Bond            10.000000            9.851828          -1.48%               2,196         1998
Fund - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Government Bond            10.000000            9.851828          -1.48%                 346         1998
Fund - NQ

NSAT Money Market Fund          10.000000           10.094495           0.94%                  99         1998
- Q*

NSAT Money Market Fund          10.000000           10.094495           0.94%                   0         1998
- NQ*

NSAT Total Return Fund          10.000000           11.991803          19.92%               4,692         1998
- Q

NSAT Total Return Fund          10.000000           11.991803          19.92%                 645         1998
- NQ

NSAT Nationwide                 10.000000           10.676123           6.76%                 798         1998
Balanced Fund - Q

NSAT Nationwide                 10.000000           10.676123           6.76%                   0         1998
Balanced Fund - NQ

NSAT Nationwide Equity          10.000000           11.844786          18.45%                  58         1998
Income Fund - Q

NSAT Nationwide Equity          10.000000           11.844786          18.45%                   0         1998
Income Fund - NQ

NSAT Nationwide Global          10.000000           12.210713          22.11%                  97         1998
Equity Fund - Q

NSAT Nationwide Global          10.000000           12.210713          22.11%                   0         1998
Equity Fund - NQ

NSAT Nationwide High            10.000000           10.338506           3.39%                   2         1998
Income Bond Fund - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide High            10.000000           10.338506           3.39%                   0         1998
Income Bond Fund - NQ

NSAT Nationwide                 10.000000           10.244538           2.45%                 367         1998
Multi-Sector Bond Fund
- Q

NSAT Nationwide                 10.000000           10.244538           2.45%                   0         1998
Multi-Sector Bond Fund
- NQ

NSAT Nationwide Select          10.000000           12.252304          22.52%                  81         1998
Advisers Mid Cap Fund - Q

NSAT Nationwide Select          10.000000           12.252304          22.52%                   0         1998
Advisers Mid Cap Fund -
NQ

NSAT Nationwide Small           10.000000           12.962717          29.63%                 757         1998
Cap Value Fund - Q

NSAT Nationwide Small           10.000000           12.962717          29.63%                   0         1998
Cap Value Fund - NQ

NSAT Nationwide Small           10.000000           12.121529          21.22%                  67         1998
Company Fund - Q

NSAT Nationwide Small           10.000000           12.121529          21.22%                   0         1998
Company Fund - NQ

NSAT Nationwide                 10.000000           12.667131          26.67%                  52         1998
Strategic Growth Fund -
Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide                 10.000000           12.667131          26.67%                   0         1998
Strategic Growth Fund -
NQ

NSAT Nationwide                 10.000000           13.027042          30.27%                 283         1998
Strategic Value Fund - Q

NSAT Nationwide                 10.000000           13.027042          30.27%                   0         1998
Strategic Value Fund -
NQ

Neuberger Berman AMT            10.000000           12.885403          28.85%                 110         1998
Guardian Portfolio - Q

Neuberger Berman AMT            10.000000           12.885403          28.85%                   2         1998
Guardian Portfolio - NQ

Neuberger Berman AMT            10.000000           14.076184          40.76%                 120         1998
Mid-Cap Growth
Portfolio - Q

Neuberger Berman AMT            10.000000           14.076184          40.76%                   0         1998
Mid-Cap Growth
Portfolio - NQ

Neuberger Berman AMT            10.000000           11.856528          18.57%                 392         1998
Partners Portfolio - Q

Neuberger Berman AMT            10.000000           11.856528          18.57%                 110         1998
Partners Portfolio - NQ

Oppenheimer Variable            10.000000           13.190143          31.90%                 461         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           13.190143          31.90%                   0         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ

Oppenheimer Variable            10.000000           13.243332          32.43%                 206         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q

Oppenheimer Variable            10.000000           13.243332          32.43%                   0         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable            10.000000           12.339083          23.39%               1,075         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q

Oppenheimer Variable            10.000000           12.339083          23.39%                   0         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ

Van Eck Worldwide               10.000000           12.632701          26.33%                  20         1998
Insurance Trust -
Worldwide Emerging
Markets Fund - Q

Van Eck Worldwide               10.000000           12.632701          26.33%                   0         1998
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Van Kampen Life                 10.000000           10.410018           4.10%                 227         1998
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q

Van Kampen Life                 10.000000           10.410018           4.10%                   0         1998
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ

* The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
  3.57%.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.

                           ADDITIONAL CONTRACT OPTIONS
           (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           12.431326          24.31%               1,366         1998
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q

American Century                10.000000           12.431326          24.31%               1,176         1998
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                10.000000           10.904652           9.05%                   0         1998
Variable Portfolios,
Inc. - American Century
VP International - Q

American Century                10.000000           10.904652           9.05%                 223         1998
Variable Portfolios,
Inc. - American Century
VP International - NQ

American Century                10.000000           11.497731          14.98%                   3         1998
Variable Portfolios,
Inc. - American Century
VP Value - Q

American Century                10.000000           11.497731          14.98%               1,306         1998
Variable Portfolios,
Inc. - American Century
VP Value - NQ

The Dreyfus Socially            10.000000           12.758878          27.59%                 925         1998
Responsible Growth
Fund, Inc. - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            10.000000           12.758878          27.59%               2,098         1998
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           12.367188          23.67%               3,618         1998
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           12.367188          23.67%              26,086         1998
Fund, Inc. - NQ

Dreyfus Variable                10.000000           12.207586          22.08%                 390         1998
Investment Fund -
Capital Appreciation
Portfolio - Q

Dreyfus Variable                10.000000           12.207586          22.08%               2,910         1998
Investment Fund -
Capital Appreciation
Portfolio - NQ

Fidelity VIP                    10.000000           11.850451          18.50%               3,974         1998
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000           11.850451          18.50%                 776         1998
Equity-Income
Portfolio: Service
Class - NQ

Fidelity VIP Growth             10.000000           13.015101          30.15%              10,429         1998
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           13.015101          30.15%                   0         1998
Portfolio: Service
Class - Q

Fidelity VIP High               10.000000           10.384114           3.84%                 991         1998
Income Portfolio:
Service Class - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP High               10.000000           10.384114           3.84%               1,251         1998
Income Portfolio:
Service Class - NQ

Fidelity VIP Overseas           10.000000           11.296846          12.97%               3,385         1998
Portfolio: Service
Class - Q

Fidelity VIP Overseas           10.000000           11.296846          12.97%                 811         1998
Portfolio: Service
Class - NQ

Fidelity VIP II                 10.000000           12.602507          26.03%               1,641         1998
Contrafund Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           12.602507          26.03%              10,719         1998
Contrafund Portfolio:
Service Class - NQ

Fidelity VIP III Growth         10.000000           12.421717          24.22%                   1         1998
Opportunities
Portfolio: Service
Class - Q

Fidelity VIP III Growth         10.000000           12.421717          24.22%               2,338         1998
Opportunities
Portfolio: Service
Class - NQ

Morgan Stanley Dean             10.000000           11.400149          14.00%                   0         1998
Witter Universal Funds,
Inc. - Emerging Markets
Debt Portfolio - Q

Morgan Stanley Dean             10.000000           11.400149          14.00%                 593         1998
Witter Universal Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    10.000000           12.392954          23.93%                  35         1998
Appreciation Fund - Q

NSAT Capital                    10.000000           12.392954          23.93%               2,724         1998
Appreciation Fund - NQ

NSAT Government Bond            10.000000           10.174058           1.74%                  10         1998
Fund - Q

NSAT Government Bond            10.000000           10.174058           1.74%               1,172         1998
Fund - NQ

NSAT Money Market Fund          10.000000           10.126097           1.26%                   0         1998
- Q*

NSAT Money Market Fund          10.000000           10.126097           1.26%              48,756         1998
- NQ*

NSAT Total Return Fund          10.000000           11.968910          19.69%                 335         1998
- Q

NSAT Total Return Fund          10.000000           11.968910          19.69%               2,349         1998
- NQ

NSAT Nationwide                 10.000000           10.772545           7.73%                   2         1998
Balanced Fund - Q

NSAT Nationwide                 10.000000           10.772545           7.73%                 842         1998
Balanced Fund - NQ

NSAT Nationwide Equity          10.000000           11.927845          19.28%                   0         1998
Income Fund - Q

NSAT Nationwide Equity          10.000000           11.927845          19.28%               1,552         1998
Income Fund - NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide High            10.000000           10.558563           5.59%                  19         1998
Income Bond Fund - Q

NSAT Nationwide High            10.000000           10.558563           5.59%               1,154         1998
Income Bond Fund - NQ

NSAT Nationwide                 10.000000           10.475252           4.75%                   0         1998
Multi-Sector Bond Fund
- Q

NSAT Nationwide                 10.000000           10.475252           4.75%               1,706         1998
Multi-Sector Bond Fund
- NQ

NSAT Nationwide Small           10.000000           12.586199          25.86%               1,749         1998
Cap Value Fund - Q

NSAT Nationwide Small           10.000000           12.586199          25.86%               1,878         1998
Cap Value Fund - NQ

NSAT Nationwide Small           10.000000           12.016781          20.17%                   3         1998
Company Fund - Q

NSAT Nationwide Small           10.000000           12.016781          20.17%                   0         1998
Company Fund - NQ

NSAT Nationwide                 10.000000           12.477330          24.77%                 853         1998
Strategic Value Fund - Q

NSAT Nationwide                 10.000000           12.477330          24.77%                   0         1998
Strategic Value Fund -
NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Neuberger Berman AMT            10.000000           12.307946          23.08%                  29         1998
Guardian Portfolio - Q

Neuberger Berman AMT            10.000000           12.307946          23.08%                   0         1998
Guardian Portfolio - NQ

Neuberger Berman AMT            10.000000           13.702754          37.03%                   0         1998
Mid-Cap Growth
Portfolio - Q

Neuberger Berman AMT            10.000000           13.702754          37.03%               1,744         1998
Mid-Cap Growth
Portfolio - NQ

Neuberger Berman AMT            10.000000           11.821068          18.21%                 874         1998
Partners Portfolio - Q

Neuberger Berman AMT            10.000000           11.821068          18.21%               1,913         1998
Partners Portfolio - NQ

Oppenheimer Variable            10.000000           12.961315          29.61%                  47         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q

Oppenheimer Variable            10.000000           12.961315          29.61%               1,383         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ

Oppenheimer Variable            10.000000           12.752843          27.53%                   1         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           12.752843          27.53%               2,543         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable            10.000000           12.149185          21.49%                 806         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q

Oppenheimer Variable            10.000000           12.149185          21.49%               1,940         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ

Van Eck Worldwide               10.000000           12.101814          21.02%                   0         1998
Insurance Trust -
Worldwide Emerging
Markets Fund - Q

Van Eck Worldwide               10.000000           12.101814          21.02%               1,018         1998
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ

Van Kampen Life                 10.000000           10.740684           7.41%                   3         1998
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q

Van Kampen Life                 10.000000           10.740684           7.41%               2,201         1998
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ

Warburg Pincus Trust -          10.000000           11.688738          16.89%                  25         1998
Growth & Income
Portfolio - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Warburg Pincus Trust -          10.000000           11.688738          16.89%                   0         1998
Growth & Income
Portfolio - NQ

Warburg Pincus Trust -          10.000000           12.739606          27.40%                   3         1998
Post-Venture Capital
Portfolio - Q

Warburg Pincus Trust -          10.000000           12.739606          27.40%                   0         1998
Post-Venture Capital
Portfolio - NQ


* The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
  3.57%.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.

                           ADDITIONAL CONTRACT OPTIONS
           (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           11.495807          14.96%                   0         1998
Variable Portfolios,
Inc. - American Century
VP Value - Q

American Century                10.000000           11.495807          14.96%                 322         1998
Variable Portfolios,
Inc. - American Century
VP Value - NQ

The Dreyfus Socially            10.000000           12.756741          27.57%               1,342         1998
Responsible Growth
Fund, Inc. - Q

The Dreyfus Socially            10.000000           12.756741          27.57%                   0         1998
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           12.365124          23.65%               1,241         1998
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           12.365124          23.65%               1,686         1998
Fund, Inc. - NQ

Fidelity VIP                    10.000000           11.848469          18.48%                 739         1998
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000           11.848469          18.48%               1,549         1998
Equity-Income
Portfolio: Service
Class - NQ

Fidelity VIP Growth             10.000000           13.012933          30.13%                  41         1998
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           13.012933          30.13%               1,201         1998
Portfolio: Service
Class - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Morgan Stanley Dean             10.000000           11.398245          13.98%                 154         1998
Witter Universal Funds,
Inc. - Emerging Markets
Debt Portfolio - Q

Morgan Stanley Dean             10.000000           11.398245          13.98%                   0         1998
Witter Universal Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ

NSAT Capital                    10.000000           12.390885          23.91%                 203         1998
Appreciation Fund - Q

NSAT Capital                    10.000000           12.390885          23.91%                   0         1998
Appreciation Fund - NQ

NSAT Government Bond            10.000000           10.172348           1.72%                 997         1998
Fund - Q

NSAT Government Bond            10.000000           10.172348           1.72%                 598         1998
Fund - NQ

NSAT Total Return Fund          10.000000           11.966903          19.67%               1,038         1998
- Q

NSAT Total Return Fund          10.000000           11.966903          19.67%                 137         1998
- NQ

NSAT Nationwide Global          10.000000           11.745400          17.45%                 155         1998
Equity Fund - Q

NSAT Nationwide Global          10.000000           11.745400          17.45%                 143         1998
Equity Fund - NQ

NSAT Nationwide High            10.000000           10.556787           5.57%                   0         1998
Income Bond Fund - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide High            10.000000           10.556787           5.57%                 151         1998
Income Bond Fund - NQ

NSAT Nationwide                 10.000000           10.473496           4.73%                   0         1998
Multi-Sector Bond Fund
- Q

NSAT Nationwide                 10.000000           10.473496           4.73%                 153         1998
Multi-Sector Bond Fund
- NQ

NSAT Nationwide Small           10.000000           12.584102          25.84%                   0         1998
Cap Value Fund - Q

NSAT Nationwide Small           10.000000           12.584102          25.84%                 310         1998
Cap Value Fund - NQ

Neuberger Berman AMT            10.000000           11.819096          18.19%                   7         1998
Partners Portfolio - Q

Neuberger Berman AMT            10.000000           11.819096          18.19%                 789         1998
Partners Portfolio - NQ

Oppenheimer Variable            10.000000           12.959156          29.59%                 147         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q

Oppenheimer Variable            10.000000           12.959156          29.59%                 678         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           12.750719          27.51%                 482         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q

Oppenheimer Variable            10.000000           12.750719          27.51%                   0         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable            10.000000           12.147153          21.47%                   9         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q

Oppenheimer Variable            10.000000           12.147153          21.47%                   0         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ

Warburg Pincus Trust -          10.000000           11.686779          16.87%                 499         1998
Growth & Income
Portfolio - Q

Warburg Pincus Trust -          10.000000           11.686779          16.87%                   0         1998
Growth & Income
Portfolio - NQ

Warburg Pincus Trust -          10.000000           12.737475          27.37%                 487         1998
Post-Venture Capital
Portfolio - Q

Warburg Pincus Trust -          10.000000           12.737475          27.37%                   0         1998
Post-Venture Capital
Portfolio - NQ

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.

                           ADDITIONAL CONTRACT OPTIONS
           (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
The Dreyfus Socially            10.000000           12.754610          27.55%                 571         1998
Responsible Growth
Fund, Inc. - Q

The Dreyfus Socially            10.000000           12.754610          27.55%                   0         1998
Responsible Growth
Fund, Inc. - NQ

Dreyfus Stock Index             10.000000           12.363055          23.63%               1,040         1998
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           12.363055          23.63%                   0         1998
Fund, Inc. - NQ

Dreyfus Variable                10.000000           12.203505          22.04%                 343         1998
Investment Fund -
Capital Appreciation
Portfolio - Q

Dreyfus Variable                10.000000           12.203505          22.04%                   0         1998
Investment Fund -
Capital Appreciation
Portfolio - NQ

Fidelity VIP                    10.000000           11.846486          18.46%               2,008         1998
Equity-Income
Portfolio: Service
Class - Q

Fidelity VIP                    10.000000           11.846486          18.46%                   0         1998
Equity-Income
Portfolio: Service
Class - NQ

Fidelity VIP Growth             10.000000           13.010755          30.11%                 123         1998
Portfolio: Service
Class - Q

Fidelity VIP Growth             10.000000           13.010755          30.11%                   0         1998
Portfolio: Service
Class - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Fidelity VIP II                 10.000000           12.598299          25.98%                 169         1998
Contrafund Portfolio:
Service Class - Q

Fidelity VIP II                 10.000000           12.598299          25.98%                   0         1998
Contrafund Portfolio:
Service Class - NQ

NSAT Government Bond            10.000000           10.170644           1.71%                 144         1998
Fund - Q

NSAT Government Bond            10.000000           10.170644           1.71%                   0         1998
Fund - NQ

NSAT Total Return Fund          10.000000           11.964909          19.65%               1,548         1998
- Q

NSAT Total Return Fund          10.000000           11.964909          19.65%                   0         1998
- NQ

NSAT Nationwide                 10.000000           10.768931           7.69%               1,074         1998
Balanced Fund - Q

NSAT Nationwide                 10.000000           10.768931           7.69%                   0         1998
Balanced Fund - NQ

NSAT Nationwide                 10.000000           10.471735           4.72%                 115         1998
Multi-Sector Bond Fund
- Q

NSAT Nationwide                 10.000000           10.471735           4.72%                   0         1998
Multi-Sector Bond Fund
- NQ

NSAT Nationwide Small           10.000000           12.012761          20.13%                   4         1998
Company Fund - Q

NSAT Nationwide Small           10.000000           12.012761          20.13%                   0         1998
Company Fund - NQ

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide                 10.000000           12.459415          24.59%                 134         1998
Strategic Growth Fund -
Q

NSAT Nationwide                 10.000000           12.459415          24.59%                   0         1998
Strategic Growth Fund -
NQ

NSAT Nationwide                 10.000000           12.473162          24.73%                   3         1998
Strategic Value Fund - Q

NSAT Nationwide                 10.000000           12.473162          24.73%                   0         1998
Strategic Value Fund -
NQ

Neuberger Berman AMT            10.000000           11.817120          18.17%                   3         1998
Partners Portfolio - Q

Neuberger Berman AMT            10.000000           11.817120          18.17%                   0         1998
Partners Portfolio - NQ

Oppenheimer Variable            10.000000           12.956986          29.57%                 415         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q

Oppenheimer Variable            10.000000           12.956986          29.57%                   0         1998
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ

Oppenheimer Variable            10.000000           12.748581          27.49%                 102         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
Oppenheimer Variable            10.000000           12.748581          27.49%                   0         1998
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA -
NQ

Oppenheimer Variable            10.000000           12.145122          21.45%                 367         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q

Oppenheimer Variable            10.000000           12.145122          21.45%                   0         1998
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ

* The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
  3.57%.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.

                           ADDITIONAL CONTRACT OPTIONS
           (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
American Century                10.000000           12.054452          20.54%                 272         1998
Variable Portfolios,
Inc. - American Century
VP International - Q

American Century                10.000000           12.054452          20.54%                   0         1998
Variable Portfolios,
Inc. - American Century
VP International - NQ

Dreyfus Stock Index             10.000000           12.456413          24.56%                 311         1998
Fund, Inc. - Q

Dreyfus Stock Index             10.000000           12.456413          24.56%                   0         1998
Fund, Inc. - NQ

Dreyfus Variable                10.000000           12.382184          23.82%                 259         1998
Investment Fund -
Capital Appreciation
Portfolio - Q

Dreyfus Variable                10.000000           12.382184          23.82%                   0         1998
Investment Fund -
Capital Appreciation
Portfolio - NQ

Fidelity VIP High               10.000000           10.523939           5.24%                 295         1998
Income Portfolio:
Service Class - Q

Fidelity VIP High               10.000000           10.523939           5.24%                   0         1998
Income Portfolio:
Service Class - NQ

NSAT Capital                    10.000000           12.431774          24.32%                  51         1998
Appreciation Fund - Q

UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Capital                    10.000000           12.431774          24.32%                   0         1998
Appreciation Fund - NQ

NSAT Money Market Fund          10.000000           10.089342           0.89%               4,169         1998
- Q*

NSAT Money Market Fund          10.000000           10.089342           0.89%                   0         1998
- NQ*

NSAT Total Return Fund          10.000000           11.985762          19.86%                 265         1998
- Q

NSAT Total Return Fund          10.000000           11.985762          19.86%                   0         1998
- NQ


* The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
  3.57%.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Select Advisers Small Cap Growth Fund were added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.